     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 1, 2012

                                                 FILE NOS. 333-63531; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 44                            [X]

                             AND/OR
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 286                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[_]  on date pursuant to paragraph (b) of Rule 485


[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JUNE 1, 2012 TO


                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").


IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.


Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:


                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------


19778 SUPPA 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


SUBACCOUNTS




                          SUBACCOUNT                                  INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
FUNDS (INVESCO VARIABLE   SERIES I SHARES
INSURANCE FUNDS)          ---------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             to seek capital growth.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES (FORMERLY, INVESCO
                          V.I. CAPITAL APPRECIATION FUND --
                          SERIES I SHARES)
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES   through investments in equity
                                                              securities, including common stocks,
                                                              preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY      Seeks both capital appreciation and
                          AND INCOME FUND -- SERIES II        current income.
                          SHARES
                          ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
FUND, INC.                CLASS B                             determination of reasonable risk.
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                          CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,   CLASS II                            return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                          ---------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation and,
SERIES FUNDS, INC.        FUND -- CLASS III SHARES            secondarily, income.

                          ---------------------------------------------------------------------------
                          BLACKROCK GLOBAL ALLOCATION V.I.    Seeks high total investment return.
                          FUND -- CLASS III SHARES


                          ---------------------------------------------------------------------------
                          BLACKROCK VALUE OPPORTUNITIES       Seeks long-term growth of capital.
                          V.I. FUND -- CLASS III SHARES

                          ---------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
    (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
    (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------


                         SUBACCOUNT                                   INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1     capital.
                         (FORMERLY, COLUMBIA MARSICO
                         GROWTH FUND, VARIABLE SERIES --
                          CLASS A)
                         -----------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         (FORMERLY, COLUMBIA MARSICO
                         INTERNATIONAL OPPORTUNITIES FUND,
                         VARIABLE SERIES -- CLASS B)
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                            high yield, lower-rated corporate
                                                            bonds commonly referred to as "junk
                                                            bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS FUND  CLASS 2                            consistent with reasonable risk.











                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO -- SERVICE
                         CLASS 2
                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                         CLASS 2

                         -----------------------------------------------------------------------------
                         VIP GROWTH & INCOME                Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                            capital appreciation.
                         -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)


------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)



------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
        (Subadvised by Federated Global
        Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
        FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                       PORTFOLIO -- SERVICE CLASS 2       growth.




                       ------------------------------------------------------------------------------
                       VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                       SERVICE CLASS 2
                       ------------------------------------------------------------------------------
                       VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                       PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                       CLASS 2

                       ------------------------------------------------------------------------------
                       VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                       SERVICE CLASS 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE     CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                            normally invests primarily in U.S. and
                                                          foreign equity securities that the
                                                          manager believes are undervalued.
                       ------------------------------------------------------------------------------
                       TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                       FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                          equity securities of companies located
                                                          anywhere in the world, including those
                                                          in the U.S. and in emerging markets.
                       ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,  CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
INC.                   CLASS 1 SHARES                     future income.
                       ------------------------------------------------------------------------------
                       REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                       CLASS 1 SHARES                     current income and capital
                                                          appreciation.
                       ------------------------------------------------------------------------------
                       SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                       SHARES






                       ------------------------------------------------------------------------------
                       TOTAL RETURN FUND/1/               Seeks the highest total return
                                                          composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.



                       ------------------------------------------------------------------------------
                       U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                       SHARES
                       ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan)
-----------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
-----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisors, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return             GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
         Incorporated
-----------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     GOLDMAN SACHS MONEY MARKET         Seeks to maximize current income to
INSURANCE TRUST            FUND -- SERVICE SHARES             the extent consistent with the
                                                              preservation of capital and the
                                                              maintenance of liquidity by investing
                                                              exclusively in high quality money
                                                              market instruments.
                           ------------------------------------------------------------------------------
JANUS ASPEN SERIES         BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                           SHARES                             consistent with preservation of capital
                                                              and balanced by current income.
                           ------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                           ------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
TRUST                      SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------
                           MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER BALANCED               The Fund seeks a high total investment
ACCOUNT FUNDS              FUND/VA -- SERVICE SHARES          return, which includes current income
                                                              and capital appreciation.
                           ------------------------------------------------------------------------------
                           OPPENHEIMER CAPITAL                The Fund seeks capital appreciation by
                           APPRECIATION FUND/VA -- SERVICE    investing in securities of well-known,
                           SHARES                             established companies.
                           ------------------------------------------------------------------------------
                           OPPENHEIMER GLOBAL SECURITIES      The Fund seeks long-term capital
                           FUND/VA -- SERVICE SHARES          appreciation by investing a substantial
                                                              portion of its assets in securities of
                                                              foreign issuers, "growth-type"
                                                              companies, cyclical industries and
                                                              special situations that are considered to
                                                              have appreciation possibilities.
                           ------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET            The Fund seeks high total return.
                           FUND/VA -- SERVICE SHARES
                           ------------------------------------------------------------------------------
                           OPPENHEIMER MAIN STREET SMALL-     The Fund seeks capital appreciation.
                           & MID- CAP FUND(R)/VA -- SERVICE
                           SHARES
                           ------------------------------------------------------------------------------
PIMCO VARIABLE             ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST            CLASS SHARES                       with preservation of real capital and
                                                              prudent investment management.
                           ------------------------------------------------------------------------------
                           HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                           ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                              and prudent investment management.
                           ------------------------------------------------------------------------------
                           LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                           PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                           SHARES                             and prudent investment management.
                           ------------------------------------------------------------------------------
                           LOW DURATION PORTFOLIO --          Seeks maximum total return,
                           ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                              and prudent investment management.
                           ------------------------------------------------------------------------------
                           TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                           ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                              and prudent investment management.
                           ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
----------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known,
established companies.
----------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth-type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
----------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.


----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT                                INVESTMENT OBJECTIVE                  AS APPLICABLE)
                       ----------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.  Prudential Investments LLC
FUND                   SHARES                                                                 (subadvised by Jennison Associate
                                                                                              LLC)
                       ----------------------------------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.  Prudential Investments LLC
                       CLASS II SHARES                                                        (subadvised by Jennison Associates
                                                                                              LLC)
                       ----------------------------------------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.  Prudential Investments LLC
                       CLASS II SHARES                                                        (subadvised by Jennison Associates
                                                                                              LLC)
                       ----------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE   WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital    Wells Fargo Funds Management,
TRUST                  GROWTH FUND -- CLASS 2             appreciation.                       LLC (sub-advised by Wells Capital
                                                                                              Management Incorporated)
                       ----------------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2003:




                        SUBACCOUNT                                  INVESTMENT OBJECTIVE
                        ----------------------------------------------------------------------------
DREYFUS                 THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                        GROWTH FUND, INC. -- INITIAL       income as a secondary goal.
                        SHARES
                        ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term capital appreciation.
INSURANCE TRUST         FUND -- INSTITUTIONAL SHARES
                        ----------------------------------------------------------------------------
JANUS ASPEN SERIES      ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                        SHARES
                        ----------------------------------------------------------------------------
                        GLOBAL TECHNOLOGY                  Seeks long-term growth of capital.
                        PORTFOLIO -- SERVICE SHARES
                        ----------------------------------------------------------------------------
                        JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital
                        ----------------------------------------------------------------------------
                        WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.
                        SHARES
                        ----------------------------------------------------------------------------
PIMCO VARIABLE          FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return,
INSURANCE TRUST         DOLLAR HEDGED) -- ADMINISTRATIVE   consistent with preservation of capital
                        CLASS SHARES                       and prudent investment management.
                        ----------------------------------------------------------------------------


                                          ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
Seeks capital growth, with current       The Dreyfus Corporation
income as a secondary goal.

-------------------------------------------------------------------------
Seeks long-term capital appreciation.    Goldman Sachs Asset Management,
 L.P.
-------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-------------------------------------------------------------------------
Seeks long-term growth of capital        Janus Capital Management LLC
-------------------------------------------------------------------------
Seeks long-term growth of capital.       Janus Capital Management LLC

-------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
-------------------------------------------------------------------------



The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE                AS APPLICABLE)
                    -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.   Janus Capital Management LLC
                    SHARES
                    -------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:




                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE       VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS         SERVICE CLASS 2                     reduced risk over the long term by
FUND                                                           allocating its assets among stocks,
                                                               bonds, and short-term instruments.









                           ----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     GOLDMAN SACHS MID CAP VALUE         Seeks long-term capital appreciation.
INSURANCE TRUST            FUND
                           ----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES --      The fund's investment objective is to
TRUST                      SERVICE CLASS SHARES                seek capital appreciation.
                           ----------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:




                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I.              to seek capital growth.
FUNDS (INVESCO VARIABLE  AMERICAN FRANCHISE FUND --
INSURANCE FUNDS)         SERIES II SHARES (FORMERLY, INVESCO
                         VAN KAMPEN V.I. CAPITAL GROWTH
                         FUND -- SERIES II SHARES)
                         ----------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE               Seeks a high level of current income.
VARIABLE EQUITY TRUST    VARIABLE EQUITY INCOME BUILDER       Long-term capital appreciation is a
                         PORTFOLIO -- CLASS II                secondary objective.
                         ----------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after September 8, 2008:




                         SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I. VALUE    Long-term growth of capital.
FUNDS (INVESCO VARIABLE  OPPORTUNITIES FUND -- SERIES II
INSURANCE FUNDS)         SHARES (FORMERLY, INVESCO V.I.
                         BASIC VALUE FUND -- SERIES II
                         SHARES)
                         ------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.       FUND -- CLASS III SHARES

                         ------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
INC.                                                      with prudent investment management
                                                          and the preservation of capital.
                         ------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY            Seeks long-term growth of capital and
                         FUND -- CLASS 1 SHARES           future income rather than current
                                                          income.
                         ------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
 (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks maximum income consistent        GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
------------------------------------------------------------------------
Seeks long-term growth of capital and  GE Asset Management Incorporated future income rather than current
income.
------------------------------------------------------------------------


                       SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE
                       ---------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/          Seeks growth of capital and
                                                         accumulation of income that
                                                         corresponds to the investment return of
                                                         the S&P 500(R) Composite Stock Index.
                       ---------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE   Seeks capital appreciation.
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --
                       CLASS II
                       ---------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE   Seeks long-term capital growth.
                       FUNDAMENTAL ALL CAP VALUE         Current income is a secondary
                       PORTFOLIO -- CLASS I              consideration.
                       ---------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST            The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES    seek capital appreciation.
                       ---------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP      The Fund seeks capital appreciation by
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE SHARES  investing in "growth type" companies.
                       ---------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/2/          Seeks to provide investment results
                                                         that correspond to a benchmark for
                                                         over-the-counter securities. The
                                                         portfolio's current benchmark is the
                                                         NASDAQ 100 Index(TM).
                       ---------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
        Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Advisors, LLC)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The Fund seeks capital appreciation by   OppenheimerFunds, Inc.
investing in "growth type" companies.
---------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND --CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/3/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.
                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /3/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.


Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                       SUPPLEMENT DATED JUNE 1, 2012 TO


                       PROSPECTUS DATED MAY 1, 2012 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").


IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.


Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:


                                                                                        ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ---------------------------------------------------------------------------------------------------


14903 SUPPA 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS





                         PORTFOLIO                                     INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS     ALGER LARGE CAP GROWTH PORTFOLIO    Seeks long-term capital appreciation.
                         -- CLASS I-2 SHARES
                         ------------------------------------------------------------------------------
                         ALGER SMALL CAP GROWTH              Seeks long-term capital appreciation.
                         PORTFOLIO -- CLASS I-2 SHARES
                         ------------------------------------------------------------------------------
FEDERATED                FEDERATED CAPITAL APPRECIATION      The Fund's investment objective is
INSURANCE SERIES         FUND II -- PRIMARY SHARES           capital appreciation.
                         ------------------------------------------------------------------------------
                         FEDERATED HIGH INCOME BOND          Seeks high current income by
                         FUND II -- PRIMARY SHARES           investing in a diversified portfolio of
                                                             high yield, lower-rated corporate
                                                             bonds, commonly referred to as
                                                             "junk bonds."
                         ------------------------------------------------------------------------------
                         FEDERATED MANAGED VOLATILITY        Seeks high current income and
                         FUND II (FORMERLY, FEDERATED        moderate capital appreciation.
                         CAPITAL INCOME FUND II)


                         ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS       INITIAL CLASS                       reduced risk over the long term by
FUND                                                         allocating its assets among stocks,
                                                             bonds, and short-term instruments.









                         ------------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                         INITIAL CLASS

                         ------------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                         INITIAL CLASS                       will also consider the potential for
                                                             capital appreciation. The fund's goal is
                                                             to achieve a yield which exceeds the
                                                             composite yield on the securities
                                                             comprising the S&P 500(R) Index.
                         ------------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                         CLASS

                         ------------------------------------------------------------------------------
                         VIP GROWTH & INCOME                 Seeks high total return through a
                         PORTFOLIO -- INITIAL CLASS          combination of current income and
                                                             capital appreciation.
                         ------------------------------------------------------------------------------
                         VIP GROWTH OPPORTUNITIES            Seeks to provide capital growth.
                         PORTFOLIO -- INITIAL CLASS

                         ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
The Fund's investment objective is        Federated Equity Management
capital appreciation.                     Company of Pennsylvania
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks high current income and             Federated Equity
moderate capital appreciation.            Management Company of
                                          Pennsylvania (subadvised by
                                          Federated Investment Management
                                          Company)
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                                 PORTFOLIO                                    INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
                                 VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                                 SERVICE CLASS 2

                                 ------------------------------------------------------------------------------
                                 VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                                 CLASS

                                 ------------------------------------------------------------------------------
FRANKLIN TEMPLETON               TEMPLETON FOREIGN SECURITIES FUND  Seeks long-term capital growth. The
VARIABLE INSURANCE               -- CLASS 1 SHARES                  fund normally invests at least 80% of
PRODUCTS TRUST                                                      its net assets in investments of issuers
                                                                    located outside the U.S., including
                                                                    those in emerging markets.
                                 ------------------------------------------------------------------------------
                                 TEMPLETON GLOBAL BOND SECURITIES   Seeks high current income, consistent
                                 FUND -- CLASS 1 SHARES             with preservation of capital, with
                                                                    capital appreciation as a secondary
                                                                    consideration. The fund normally
                                                                    invests at least 80% of its net assets in
                                                                    bonds, which include debt securities of
                                                                    any maturity, such as bonds, notes,
                                                                    bills and debentures.
                                 ------------------------------------------------------------------------------
GE INVESTMENTS                   INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
FUNDS, INC.                                                         with prudent investment management
                                                                    and the preservation of capital.
                                 ------------------------------------------------------------------------------
                                 PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                                 CLASS 1 SHARES                     future income rather than current
                                                                    income.
                                 ------------------------------------------------------------------------------
                                 REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                                 CLASS 1 SHARES                     current income and capital
                                                                    appreciation.
                                 ------------------------------------------------------------------------------
                                 S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                                    accumulation of income that
                                                                    corresponds to the investment return of
                                                                    the S&P 500(R) Composite Stock Index.
                                 ------------------------------------------------------------------------------
                                 SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                                 SHARES






                                 ------------------------------------------------------------------------------
                                 TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                                 SHARES                             composed of current income and
                                                                    capital appreciation, as is consistent
                                                                    with prudent investment risk.



                                 ------------------------------------------------------------------------------
                                 U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                                 SHARES
                                 ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FMR
                                           (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                           and FIJ)
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
-------------------------------------------------------------------------------
Seeks high current income, consistent      Franklin Advisers, Inc.
with preservation of capital, with
capital appreciation as a secondary
consideration. The fund normally
invests at least 80% of its net assets in
bonds, which include debt securities of
any maturity, such as bonds, notes,
bills and debentures.
-------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
the S&P 500(R) Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc., Palisade Capital
                                           Management, L.L.C. and
                                           SouthernSun Asset Management,
                                           LLC)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
-------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       PORTFOLIO                                        INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------------
GOLDMAN SACHS          GOLDMAN SACHS LARGE CAP VALUE          Seeks long-term capital appreciation.
VARIABLE INSURANCE     FUND
TRUST
                       ----------------------------------------------------------------------------------
                       GOLDMAN SACHS MID CAP VALUE            Seeks long-term capital appreciation.
                       FUND
                       ----------------------------------------------------------------------------------
                       GOLDMAN SACHS MONEY MARKET             Seeks to maximize current income to
                       FUND -- SERVICE SHARES                 the extent consistent with the
                                                              preservation of capital and the
                                                              maintenance of liquidity by investing
                                                              exclusively in high quality money
                                                              market instruments.
                       ----------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- INSTITUTIONAL    Seeks long-term capital growth,
                       SHARES                                 consistent with preservation of capital
                                                              and balanced by current income.
                       ----------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES
                       ----------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --             Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                   consistent with preservation of capital.
                       ----------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- INSTITUTIONAL       A non-diversified portfolio/1/ that seeks
                       SHARES                                 long-term growth of capital.
                       ----------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --         Seeks long-term growth of capital.
                       SERVICE SHARES
                       ----------------------------------------------------------------------------------
                       JANUS PORTFOLIO -- INSTITUTIONAL       Seeks long-term growth of capital.
                       SHARES
                       ----------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL    Seeks long-term growth of capital.
                       SHARES
                       ----------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO --                 Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       ----------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE        Seeks a high level of current income.
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO --     Long-term capital appreciation is a
                       CLASS I                                secondary objective.
                       ----------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE        Seeks long-term growth of capital.
                       LARGE CAP VALUE PORTFOLIO --           Current income is a secondary
                       CLASS I                                objective.
                       ----------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON WESTERN ASSET               Seeks to maximize total return,
VARIABLE INCOME TRUST  VARIABLE STRATEGIC BOND                consistent with the preservation of
                       PORTFOLIO -- CLASS I                   capital.


                       ----------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED                   The Fund seeks a high total investment
ACCOUNT FUNDS          FUND/VA -- NON-SERVICE SHARES          return, which includes current income
                                                              and capital appreciation.
                       ----------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                    The Fund seeks capital appreciation by
                       APPRECIATION FUND/VA -- NON-           investing in securities of well-known,
                       SERVICE SHARES                         established companies.
                       ----------------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND                  The Fund's main objective is to seek a
                       FUND/VA -- NON-SERVICE SHARES          high level of current income. As a
                                                              secondary objective, the Fund seeks
                                                              capital appreciation when consistent
                                                              with its primary objective.
                       ----------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.

-----------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
-----------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks a high level of current income.      Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a        LLC (subadvised by ClearBridge
secondary objective.                       Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Advisors, LLC)
-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by Western Asset
capital.                                   Management Company and Western
                     Asset Management Company
                     Limited)
-----------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
-----------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known,
established companies.
-----------------------------------------------------------------------------
The Fund's main objective is to seek a     OppenheimerFunds, Inc.
high level of current income. As a
secondary objective, the Fund seeks
capital appreciation when consistent
with its primary objective.
-----------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                         ADVISER (AND SUB-ADVISER(S),
                 PORTFOLIO                               INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ------------------------------------------------------------------------------------------------------
                 OPPENHEIMER HIGH INCOME        The Fund seeks a high level of current   OppenheimerFunds, Inc.
                 FUND/VA -- NON-SERVICE SHARES  income from investment in high-yield fixed income securities.
                 ------------------------------------------------------------------------------------------------------
                 OPPENHEIMER SMALL- & MID-CAP   The Fund seeks capital appreciation,     OppenheimerFunds, Inc.
                 GROWTH FUND/VA -- NON-SERVICE  by investing in "growth type"
                 SHARES                         companies.
                 ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   TOTAL RETURN PORTFOLIO --      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES    consistent with preservation of capital  Company LLC
                                                and prudent investment management.
                 ------------------------------------------------------------------------------------------------------



Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:



                                                                                           ADVISER (AND SUB-ADVISER(S),
                   PORTFOLIO                              INVESTMENT OBJECTIVE                   AS APPLICABLE)
                   -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN GROWTH AND   Long-term growth of capital.           AllianceBernstein, L.P.
VARIABLE PRODUCTS  INCOME PORTFOLIO -- CLASS B
SERIES FUND, INC.
                   -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST    SERVICE CLASS SHARES           seek capital appreciation.             Company
                   -------------------------------------------------------------------------------------------------------




Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

Part A and Part B of Post-Effective Amendment No. 43 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2012, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 44 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)       Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Separate Account.
              Previously filed on May 1, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
              No. 033-76334.

 (1)(a)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia Separate
              Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)       Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

 (1)(b)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name GE Life & Annuity Separate
              Account 4 to Genworth Life & Annuity VA Separate Account 1.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-31172.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.
              Previously filed on September 13, 2002 with Post-Effective Amendment
              No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-63531.

 (3)(b)       Dealer Sales Agreement dated December 1, 2001. Previously filed on
              September 13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(a)       Form of contract.

 (4)(a)(i) Contract Form P1151. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-96513.

 (4)(b)       Endorsements to contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(i)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(ii)    Pension Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
               2007 with Post-Effective Amendment No. 32 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-63531.

 (4)(b)(xiii)  Annuity Cross Funding Endorsement P5229 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xv)(a) Guaranteed Income Rider. Previously filed on December 3, 2003 with
               Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)(b) Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)(a)   Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xvi)(b)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with
                  Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xvii)     Guaranteed Minimum Withdrawal Benefit. Previously filed on February
                  23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
                  & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xviii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 28, 2005 with Post-Effective Amendment No. 21 to Form
                  N-4 to GE Life & Annuity Separate Account 4, Registration
                  No. 333-63531.

 (4)(b)(xviii)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post-Effective Amendment No. 27 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (4)(b)(xviii)(c) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
                  April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
                  Genworth Life & Annuity VA Separate Account 1, Registration No.
                  333-63531.

 (4)(b)(xviii)(d) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 32 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (4)(b)(xviii)(e) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)              Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-63531.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)              Reinsurance Agreements. Previously filed on April 18, 2003 with
                  Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                  Separate Account 4, SEC File No. 333-63531.

 (7)(a)           Amendments to Reinsurance Agreements. Previously filed on April 30,
                  2004 with Post Effective Amendment No. 14 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-63531.

 (8)(a)(i)        Amended and Restated Fund Participation Agreement among Variable
                  Insurance Products Funds, Fidelity Distributors Corporation and
                  Genworth Life and Annuity Insurance Company. Previously filed on
                  April 25, 2008 with Post-Effective Amendment No. 33 to Form N-4 for
                  Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-63531.

 (8)(a)(ii)       First Amendment to Amended and Restated Fund Participation Agreement
                  among Variable Insurance Products Funds, Fidelity Distributors
                  Corporation and Genworth Life and Annuity Insurance Company.
                  Previously filed on April 25, 2008 with Post-Effective Amendment
                  No. 33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-63531.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Participation Agreement between Oppenheimer Variable
           Account Funds, Oppenheimer Management Corporation, and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(c)    [Reserved.]

 (8)(d)    Participation Agreement between Janus Capital Corporation and GE Life
           & Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(g)    Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(h)    [Reserved.]

 (8)(i)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on September
           28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life
           & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(j)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(k)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(l)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(m)    [Reserved.]

 (8)(n)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(o)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(p)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(q)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(q)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 30 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(r)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(s)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 30 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(t)    [Reserved.]

 (8)(u)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(u)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 16 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (8)(w)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(x)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(z)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(z)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 30 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

 (8)(aa)   Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           30 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-63531.

 (8)(bb)   Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 36 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

 (8)(cc)   Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 41 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (8)(dd)   Form of Amendment to Fund Participation Agreement between Genworth
           Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April
           27, 2011 with Post-Effective Amendment No. 41 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-63531.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 26, 2012 with Post-Effective Amendment No. 43 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2012 with Post-Effective Amendment No. 43 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-63531.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

(14)(a)    Power of Attorney. Previously filed on April 27, 2011 with
           Post-Effective Amendment No. 41 and on October 14, 2011 with
           Post-Effective Amendment No. 42 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-63531.

(b)        Power of Attorney. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas M. Stinson         Director, Chairman of the Board, President and Chief
                          Executive Officer
Paul A. Haley             Director, Senior Vice President and Chief Actuary
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Amy R. Corbin             Director, Senior Vice President and Chief Financial Officer
James H. Reinhart         Senior Vice President
Patrick B. Kelleher       Senior Vice President
Jac J. Amerell            Vice President and Controller
Gary T. Prizzia(1)        Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.
   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS

   There were 1,151 owners of Qualified Contracts and 2,555 owners of Non-Qualified Contracts as of March 10, 2012.

ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) Capital Brokerage Corporation is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2 and Genworth Life & Annuity VA Separate Account 3.

   (b)

         NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------          --------------------------------------
Scott R. Reeks......... 6620 W. Broad St.     President and Chief Executive Officer
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.     Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.     Director
                        Richmond, VA 2320
John G. Apostle, II.... 6620 W. Broad St.     Director
                        Richmond, VA 23230
Martin P. Klein........ 6620 W. Broad St.     Senior Vice President
                        Richmond, VA 23230
Scott E. Wolfe......... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Torres Jr..... 6610 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230
Jac J. Amerell......... 6610 W. Broad St.     Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street  Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     7.5%    $49.5 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 1st day of June, 2012.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                     Registrant

                                   By:            /s/  PAUL A. HALEY
                                        --------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   BY: GENWORTH LIFE AND ANNUITY INSURANCE
                                         COMPANY
                                       (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              NAME                          TITLE                  DATE
               ----                         -----                  ----

     /s/  THOMAS M. STINSON*    Director, Chairman of the      June 1, 2012
   ----------------------------   Board, President and Chief
        THOMAS M. STINSON         Executive Officer

   /s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          June 1, 2012
   ----------------------------   President and Chief
      DANIEL J. SHEEHAN, IV       Investment Officer

       /s/  PAUL A. HALEY       Director, Senior Vice          June 1, 2012
   ----------------------------   President and Chief Actuary
          PAUL A. HALEY

    /s/  GREGORY S. KARAWAN*    Director                       June 1, 2012
   ----------------------------
       GREGORY S. KARAWAN

       /s/  AMY R. CORBIN*      Director, Senior Vice          June 1, 2012
   ----------------------------   President and Chief
          AMY R. CORBIN           Financial Officer

      /s/  JAC J. AMERELL*      Vice President and Controller  June 1, 2012
   ----------------------------
         JAC J. AMERELL



*By:    /s/  PAUL A. HALEY    , pursuant to Power of Attorney             June 1, 2012
      ----------------------    executed on April 1, 2011, October 11,
          PAUL A. HALEY         2011 and May 25, 2012.